Document and Entity Information	Aug. 06, 2019
Document And Entity Information [Line Items]
Entity Registrant Name	ENERGIZER HOLDINGS, INC.
Amendment Flag	false
Entity Central Index Key	0001632790
Document Type	8-K
Document Period End Date	Aug. 06, 2019
Entity Incorporation State Country Code	MO
Entity File Number	1-36837
Entity Tax Identification Number	36-4802442
Entity Address, Address Line One	533 Maryville University Drive
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63141
City Area Code	(314)
Local Phone Number	985-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	ENR
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series A Mandatory Convertible Preferred Stock, par value $.01 per share
Trading Symbol	ENR PRA
Security Exchange Name	NYSE